Revenue - Summary of revenue disaggregated by type of good or service and the reconciliation of the disaggregated revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contracts for hardware and packaged software deployments	¥ 1,098,058	¥ 1,116,887	¥ 1,154,577
Contracts for services to customers (including maintenance and outsourcing)	1,024,997	952,831	1,014,722
Contracts for system integrations and equipment constructions	972,179	843,728	675,148
Total	3,095,234	2,913,446	2,844,447
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contracts for hardware and packaged software deployments	28,946	118,771
Contracts for services to customers (including maintenance and outsourcing)	76,888	76,957
Contracts for system integrations and equipment constructions	25,859	7,998
Total	131,693	203,726
Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contracts for hardware and packaged software deployments	1,069,112	998,116
Contracts for services to customers (including maintenance and outsourcing)	948,109	875,874
Contracts for system integrations and equipment constructions	946,320	835,730
Total	2,963,541	2,709,720	¥ 2,649,877
Reportable segments [member] | Public Solutions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contracts for hardware and packaged software deployments	59,251	55,986
Contracts for services to customers (including maintenance and outsourcing)	121,486	113,955
Contracts for system integrations and equipment constructions	143,871	116,210
Total	324,608	286,151
Reportable segments [member] | Public Infrastructure [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contracts for hardware and packaged software deployments	248,268	254,064
Contracts for services to customers (including maintenance and outsourcing)	101,488	109,309
Contracts for system integrations and equipment constructions	281,384	258,506
Total	631,140	621,879
Reportable segments [member] | Enterprise [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contracts for hardware and packaged software deployments	58,173	40,224
Contracts for services to customers (including maintenance and outsourcing)	176,003	196,344
Contracts for system integrations and equipment constructions	221,332	195,233
Total	455,508	431,801
Reportable segments [member] | Network Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contracts for hardware and packaged software deployments	150,678	119,678
Contracts for services to customers (including maintenance and outsourcing)	219,776	200,526
Contracts for system integrations and equipment constructions	139,378	140,103
Total	509,832	460,307
Reportable segments [member] | System Platform [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contracts for hardware and packaged software deployments	391,456	343,751
Contracts for services to customers (including maintenance and outsourcing)	133,711	134,929
Contracts for system integrations and equipment constructions	23,525	21,533
Total	548,692	500,213
Reportable segments [member] | Global [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contracts for hardware and packaged software deployments	161,286	184,413
Contracts for services to customers (including maintenance and outsourcing)	195,645	120,811
Contracts for system integrations and equipment constructions	136,830	104,145
Total	¥ 493,761	¥ 409,369